Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net decrease before plan transfers	$ (36,052,349)
Change in deemed distributed loans	(24,948)
Change in net assets available for benefits per the Form 5500	$ (36,077,297)